Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Buildings	509,862	527,453
Leasehold improvement	145,851	192,423
Motor vehicles	13,033	14,216
Electronic equipment	35,481	44,865
Office equipment	39,957	56,519
Other equipment	63,863	63,739
Construction in progress	26,473	33,365
Others	56,823	72,833

Total costs	891,343	1,005,413
Less: accumulated depreciation	467,999	544,928

Property and equipment, net	423,344	460,485